Advances from Federal Home Loan Bank of New York ("FHLB") - Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Banking And Thrift [Abstract]
Due one year or less	$ 65,000	$ 35,000
After one to two years		65,000
After two to three years	32,500
After three to four years	10,000	32,500
After four to five years		10,000
Total	$ 107,500	$ 142,500
Due one year or less, Weighted Average Interest Rate	0.91%	0.45%
After one to two years, Weighted Average Interest Rate		0.91%
After two to three years, Weighted Average Interest Rate	3.82%
After three to four years, Weighted Average Interest Rate	4.04%	3.82%
After four to five years, Weighted Average Interest Rate		4.04%
Total ,Weighted Average Interest Rate	2.08%	1.68%